Income Taxes Narrative (Details) (USD $)	12 Months Ended								12 Months Ended			3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 State Operating Loss, Net [Member]	Dec. 31, 2012 State Operating Loss, Net [Member]	Dec. 31, 2013 Foreign Operating Loss, Net [Member]	Dec. 31, 2012 Foreign Operating Loss, Net [Member]	Dec. 31, 2012 Capital Losses [Member]	Dec. 31, 2013 Intangible Assets [Member]	Dec. 31, 2012 Intangible Assets [Member]	Dec. 31, 2011 Intangible Assets [Member]	Dec. 31, 2011 Accrued Incentive Compensation [Member]	Dec. 31, 2013 State and Foreign Tax Jurisdictions [Member]	Dec. 31, 2012 State and Foreign Tax Jurisdictions [Member]
Deferred Federal	$ 18,220,000	$ 23,143,000	$ 15,996,000						$ (19,300,000)	$ (19,700,000)	$ (18,700,000)	$ 5,100,000
Tax net operating losses	17,017,000	16,781,000											17,000,000	16,800,000
Valuation Allowance, Amount	16,729,000	20,069,000		15,100,000	14,800,000	1,600,000	1,800,000	3,500,000
Deferred tax asset, valuation allowance				99.00%	99.00%	91.00%	95.00%
Capital Loss Carry-forward period	5 years
Unrecognized Tax Benefits	$ 0	$ 0